Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Due to affiliates	$ 55,217	$ 3,574
Non-controlling interest holders
Related Party Transaction [Line Items]
Due to affiliates	50,720
StepStone Funds
Related Party Transaction [Line Items]
Due to affiliates	925	6
Certain employee equity holders
Related Party Transaction [Line Items]
Due to affiliates	$ 3,572	$ 3,568